CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Share capital [member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign exchange reserve [member]	Accumulated deficit [member]	Total
Beginning balance at Dec. 31, 2017	£ 1,003	£ 52,939	£ 53,003		£ 2,385	£ (74,654)	£ 34,676
Changes in equity [Roll Forward]
Loss for the year						(15,030)	(15,030)
Reclassification of foreign exchange on disposal					(3,842)		(3,842)
Foreign exchange translation					1,156		1,156
Total comprehensive loss					(2,686)	(15,030)	(17,716)
Transactions with owners
Share-based payment credit						(36)	(36)
Total contribution by and distributions to owners						(36)	(36)
Ending balance at Dec. 31, 2018	1,003	52,939	53,003		(301)	(89,720)	16,924
Changes in equity [Roll Forward]
Loss for the year						(10,085)	(10,085)
Reclassification of foreign exchange on disposal
Foreign exchange translation					(207)		(207)
Total comprehensive loss					(207)	(10,085)	(10,292)
Transactions with owners
Shares issued on 26 February 2019 - note 16	17	13,388					13,405
Costs associated with share issue on 26 February 2019 - note 16		(1,120)					(1,120)
Shares issued on 29 October 2019 - note 16	3	1,211					1,214
Costs associated with share issue on 29 October 2019 - note 16		(539)					(539)
Share-based payment credit						(34)	(34)
Shares issued as deferred consideration for business combination
Total contribution by and distributions to owners	20	12,940				(34)	12,926
Ending balance at Dec. 31, 2019	1,023	65,879	53,003		(508)	(99,839)	19,558
Changes in equity [Roll Forward]
Loss for the year						(22,189)	(22,189)
Reclassification of foreign exchange on disposal
Foreign exchange translation					508		508
Total comprehensive loss					(508)	(22,189)	(21,681)
Transactions with owners
Shares issued on 18 May 2020 - note 16	16	2,527		720			3,263
Costs associated with share issue on 18 May 2020 - note 16		(544)					(544)
Shares issued on 27 July 2020 - note 16	21	5,729					5,750
Costs associated with share issue on 27 July 2020 - note 16		(489)					(489)
Shares issued on 19 August 2020 - note 16	3	1,278					1,281
Costs associated with share issue on 19 August 2020 - note 16		(16)					(16)
Share-based payment credit						(404)	(404)
Total contribution by and distributions to owners	40	8,485		720		(404)	8,841
Ending balance at Dec. 31, 2020	£ 1,063	£ 74,364	£ 53,003	£ 720		£ (122,432)	£ 6,718